Stock-Based Compensation - Summary of Share-based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Exercisable (Detail) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares Subject to Stock Options Outstanding
Outstanding as of beginning of period (in shares)	27,582	24,915
Options granted (in shares)	0	5,000
Exercised (in shares)	0	(190)
Canceled/forfeited (in shares)	(3,429)	(2,143)
Outstanding as of end of period (in shares)	24,153	27,582	24,915
Options vested and expected to vest (in shares)	24,116	27,167
Exercisable (in shares)	21,007	18,633
Weighted- Average Exercise Price
Weighted-Average Exercise Price, Beginning balance (in dollars per share)	$ 9.43	$ 9.32
Options granted (in dollars per share)	0	10.00
Exercised (in dollars per share)	0	9.04
Canceled/forfeited (in dollars per share)	9.34	9.52
Weighted-Average Exercise Price, Ending balance (in dollars per share)	9.45	9.43	$ 9.32
Weighted-Average Exercise Price, Options vested and expected to vest (in dollars per share)	9.45	9.44
Weighted-Average Exercise Price, (in dollars per share)	$ 9.42	$ 9.42
Weighted-Average Remaining Contractual Term, Outstanding	6 years 3 months 18 days	7 years	7 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Options vested and expected to vest	6 years 3 months 18 days	7 years
Weighted-Average Remaining Contractual Term, Exercisable	6 years 1 month 6 days	6 years 6 months
Aggregate Intrinsic Value, Beginning balance	$ 0	$ 20,564
Aggregate Intrinsic Value, Ending balance	0	0	$ 20,564
Aggregate Intrinsic Value, Options vested and expected to vest	0	0
Aggregate Intrinsic Value	$ 0	$ 0
Share price (in dollars per share)	$ 1.34	$ 3.91
As Previously Reported
Number of Shares Subject to Stock Options Outstanding
Outstanding as of beginning of period (in shares)		1,071,605
Outstanding as of end of period (in shares)			1,071,605
Weighted- Average Exercise Price
Weighted-Average Exercise Price, Beginning balance (in dollars per share)		$ 0.22
Weighted-Average Exercise Price, Ending balance (in dollars per share)			$ 0.22
Weighted-Average Remaining Contractual Term, Outstanding			7 years 7 months 6 days
Aggregate Intrinsic Value, Beginning balance		$ 20,564
Aggregate Intrinsic Value, Ending balance			$ 20,564
Retroactive application of reverse recapitalization
Number of Shares Subject to Stock Options Outstanding
Outstanding as of beginning of period (in shares)		(1,046,690)
Outstanding as of end of period (in shares)			(1,046,690)
Pro Forma
Weighted- Average Exercise Price
Share price (in dollars per share)			$ 9.89